Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
HAI Summarized Financial Information [Line Items]
Current Assets	$ 50	$ 51
Non-current assets	20	24
Current Liabilities	30	34
Non-current liabilities	$ 10	$ 9